Lease obligations (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Obligations [Abstract]
Monthly sublease rate with related party	$ 2,346
Monthly sublease rate for four year period	1,374
Lease income from subleasing office	$ 44,515	$ 39,937